May 2, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:            Document Control - EDGAR

RE:              Post-Effective Amendment No. 17 on Form N-4
                 American Enterprise Variable Annuity Account
                      American Express(R) Signature One Variable Annuity American Express(R) Signature One Select Variable Annuity Wells Fargo Advantage(R) Variable Annuity
                      Wells Fargo Advantage(R) Builder Variable Annuity
                      Wells Fargo Advantage(R) Builder Select Variable Annuity
                 File Nos. 333-85567 and 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,


/s/  Eric Marhoun
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     Eric Marhoun
     General Counsel